FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Mar. 31, 2022
Financial Instruments
SUMMARY OF FINANCIAL LIABILITIES BASED ON CONTRACTUAL UNDISCOUNTED PAYMENTS

The table below summarizes the maturity profile of the Group’s financial liabilities based on contractual undiscounted payments:

Group	2022
$	Less than 3 months	3 to 12 months	Total
Trade and other payables	649,624	92,186	741,810
Related party payables	47,041	-	47,041
	696,665	92,186	788,851

Group	2021
$	Less than 3 months	3 to 12 months	Total
Trade and other payables	110,179	100,813	210,992
Related party payables	-	-	-
	110,179	100,813	210,992